Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on
Year	SCT Total for PEO (1)	Compensation Actually Paid to PEO (1)	SCT Total for PEO (2)	Compensation Actually Paid to PEO (2)	Average SCT Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Total Shareholder Return (4)	DSG Peer Group Total Shareholder Return (4)	Net Income (5)		Adjusted EBITDA (5)
2024	$—	$—	$—	$—	$1,390,124	$1,407,286	$125.6	$169.6	$(7,332)	(6)	$175,257	(6)
2023	—	—	—	—	1,990,077	4,474,898	115.3	126.9	(8,967)	(6)	157,036	(6)
2022	—	—	211,021	192,805	1,904,708	2,046,997	67.3	87.7	7,406	(7)	123,028	(7)

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)    Represents Mr. King who was elected as PEO effective May 1, 2022. Mr. King does not receive any compensation in connection with his role.
(2)    Represents Mr. DeCata and his role as PEO through his resignation date effective May 1, 2022.
(3)    Represents the following NEOs for each year:
•2022: Messrs. Knutson and Lanuza.
•2023: Messrs. Knutson and Lanuza.
•2024: Messrs. Knutson, Connors, Frazee and Lanuza.

Peer Group Issuers, Footnote			(4) The values disclosed in this column represent the measurement period value of an initial investment of $100 in our units and the DSG Peer Group as of December 31, 2021, and then valued again on each of December 31, 2022, December 31, 2023 and December 31, 2024.The returns of each company in the peer group have been weighted to reflect their market capitalization.
Adjustment To PEO Compensation, Footnote
PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation

As discussed, Mr. King does not receive any compensation from the Company in his role as President & CEO. As such, there is not a reconciliation to compensation actually paid.

Non-PEO NEO Average Total Compensation Amount			$ 1,390,124	$ 1,990,077	$ 1,904,708
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,407,286	4,474,898	2,046,997
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation (1)	SCT Table Total	Deductions from SCT Total (2)	Additions to SCT Total (3)	Compensation Actually Paid to Non-PEO NEOs
2024	$482,224	$52,024	$19,415	$1,390,124	$801,500	$818,662	$1,407,286
(1)    This column reflects “All Other Compensation” reported in the SCT for each year shown.
(2)    This column reflects the aggregate grant date fair value of equity-based awards granted each year as reported in the Stock Awards and SPR/Option Awards columns of the SCT for the applicable year, calculated in accordance with FASB ASC Topic 718. We do not sponsor or maintain any defined benefit pension plans and therefore, no deduction was made related to pension value.
(3)    This column reflects the value of equity-based awards calculated in accordance with Item 402(v) of Regulation S-K as required pursuant to SEC rules and based on the Company's closing stock price on December 31, 2024 (the last trading day of the year) of $34.40. Compensation actually paid is determined by taking the “Total Compensation” column amount from the SCT for each covered fiscal year and adjusting as follows for our PEO and Non-PEO Named Executive Officers, respectively. No adjustments are provided for Mr. King as PEO since he does not receive any compensation with respect to his service to the Company.
Adjustments to Determine Average Compensation Actually Paid for Non-PEO NEOs

Covered Fiscal Year	2024
Average SCT Total for Non-PEO NEOs	$1,390,124
Pension Adjustments (1)
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	—
Add pension value attributable to covered fiscal year’s “service cost”	—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	—
Equity Adjustments (2)
Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	801,500
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	860,000
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	—
Add the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that were outstanding and unvested at the end of the prior year	(45,348)
Add the change in fair value from the prior year-end to covered year-end for equity awards granted in prior fiscal years that vested during covered fiscal year	4,010
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during covered fiscal year	—
Add incremental fair value (as of modification date) of equity awards modified during covered fiscal year	—
Add dividends or other earnings paid on equity awards during covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	—
Total Adjustments	$1,407,286

(1)    We do not sponsor or maintain any defined benefit pension plans and therefore, no adjustments were made related to pension value.
(2)    The fair value or incremental fair value of all incentive equity awards is determined in accordance with ASC 718, “Compensation – Stock Compensation.” The assumptions used for the fair value valuations in this table were completed using assumptions that did not differ materially from those assumptions used to determine the grant date fair value of our equity awards reflected in the Summary Compensation Table. In order to properly value the option awards using the Black-Scholes model we use for such grant date fair value, we made appropriate adjustments to the grant date assumptions to reflect changes in the historical and implied stock price volatility, expected life (including remaining vesting periods, remaining expiration periods and option gain levels), dividend yield and risk-free interest rates as of each measurement date. The value of outstanding performance-based awards in the covered fiscal year is based upon the probable outcome of the performance conditions as of the last day of the fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
As shown in the tables above, changes in the market price of our granted equity awards following the date of the grant impacts the level of compensation that is actually paid to the NEOs participating in the LTIP. To assist in understanding the changes in value of the equity awards reflected above, the following table reflects the value of one share of our common stock as of each of the following dates. If that date reflects a non-business day, the value reported is the last trading date of the applicable calendar year. As shown, the annual stock price appreciation from year-ending 2023 to 2024 is 9.0% and the 3-year appreciation from year-ending 2021 to 2024 is 25.6%.

(1) Stock price reflects the post-Stock Split adjusted price level.
(2) Stock price reflects the Lawson year-end stock price prior to the DSG merger date.
(3) Stock price reflects the merger date of the operating companies that comprise DSG.

Compensation Actually Paid vs. Net Income
Relationship between CAP and the Company’s Net Income over FY 2022 – 2024

The following graph depicts the relationship of the CAP received by our PEO and other NEOs in 2022, 2023 and 2024 to the Company’s Net Income.

Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP and the Company’s Adjusted EBITDA over FY 2022 – 2024

The following graph depicts the relationship of the CAP received by our PEO and other NEOs in 2022, 2023 and 2024 to the Company’s Adjusted EBITDA.

Total Shareholder Return Vs Peer Group			Relationship between CAP and the Company's and the DSG Peer Group's Cumulative TSR over FY 2022 - 2024
Tabular List, Table

Most Important Performance Measures
Adjusted EBITDA
Adjusted Net Sales
Working Capital
DSG Equity Value

Total Shareholder Return Amount			$ 125.6	115.3	67.3
Peer Group Total Shareholder Return Amount			169.6	126.9	87.7
Net Income (Loss)			$ (7,332,000)	$ (8,967,000)	$ 7,406,000
Company Selected Measure Amount			175,257,000	157,036,000	123,028,000
Additional 402(v) Disclosure
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table ("SCT") in previous years, as the SEC’s valuation methods for this section differ from those required in the SCT. The table below summarizes compensation values both previously reported in our SCT, as well as the adjusted values required in this section for the 2022, 2023 and 2024 calendar years.
(5)    Net income and Adjusted EBITDA are shown in $000s.
(6)    DSG consolidated operating results, including the results of acquisition activity subsequent to the date of acquisition.
(7)    Includes the operating results of TestEquity and Gexpro Services for the full year, as well as the operating results of Lawson subsequent, but not prior to the April 1, 2022 merger date, in accordance with GAAP accounting guidance for reverse acquisitions, as described in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022.
Required Tabular Disclosure of Most Important Measures to Determine FY 2024 CAP

The items listed below represent the most important measures used to determine CAP for 2024. While we utilize several financial performance measures to align executive compensation with the Company’s performance, not all of those measures are represented in the table below. For further information on these measures, see “Compensation Discussion and Analysis.”
All information provided above under the “Pay vs. Performance Table” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended (the “Securities Act”) or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Other NEOs Granted Pay Opportunity, Realizable and Realized Compensation

The Summary Compensation Table on page 49 reports the grant date fair value of equity awards in accordance with ASC 718 measurement guidance – the “granted pay opportunity.” We believe that understanding the actual value of equity awards granted to our NEOs provides greater insight into the alignment with the Company’s retention and motivation objectives. The chart below illustrates the aggregate realizable and realized compensation for Messrs. Knutson and Lanuza over the three-year performance period and the 2024 realizable and realized compensation for Messrs. Connors and Frazee. Realizable compensation is lower than the granted pay opportunity due to a majority of the granted and outstanding awards consisting of non-qualified stock options that are "out of the money" and will only realize value in the event of further appreciation in the Company's stock price.

(1) The 2022-2024 aggregate granted pay opportunity, realizable and realized compensation for Mr. Knutson covers the entire performance cycle, as well as from Mr. Lanuza's hire date of April 4, 2022 through December 31, 2024. The granted pay opportunity for Messrs. Connors and Frazee is based on 2024 compensation.
(2) In the chart above, “Granted Pay Opportunity” equals the sum of the three prior years (i.e., 2022-2024): (i) salary (as reported in the SCT on page 49), (ii) target award opportunity of AIP, and (iii) the grant date fair-value of LTIP awards as reported in the SCT.
(3) In the chart above, “Realizable Pay” equals the sum of the three prior years: (i) salary earned, (ii) AIP earned, and (iii) the value of all earned long-term incentive awards for the completed performance cycle, as well as unvested LTIP awards for the ongoing performance cycle. All unvested long-term incentive awards are valued based on our stock price as of December 31, 2024 (the last trading day of the year) of $34.40.
(4) In the chart above, “Realized Pay” equals the sum of the three prior years: (i) salary earned, (ii) AIP earned, and (iii) the value of all earned LTIP awards for the completed performance cycle.
(5) The chart above does not include the equity incentives granted to Messrs. Frazee and Connors described in the "Equity-Based Incentives/Long-Term Incentive Plan ("LTIP")" section.

Non-PEO NEO Salary			$ 482,224
Non-PEO NEO Bonus And Non-Equity Incentive Compensation			52,024
Non-PEO NEO Other Compensation			$ 19,415
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name			Working Capital
Measure:: 4
Pay vs Performance Disclosure
Name			DSG Equity Value
Mr. King [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			$ 0	$ 0	0
PEO Name		Mr. King	Mr. King	Mr. King
Mr. DeCata [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					211,021
PEO Actually Paid Compensation Amount					$ 192,805
PEO Name	Mr. DeCata
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 1,407,286
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(801,500)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			860,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			45,348
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,010
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(801,500)
Non-PEO NEO | Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 818,662